ProFund VP Rising Rates Opportunity Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P U.S. Treasury Bond Current 30-Year Total Return Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.60%	(9.23%)	(0.92%)
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		7.30%	(0.36%)	2.01%
None
Prospectus [Line Items]
Average Annual Return, Percent			1.67%	14.28%	0.27%
Performance Inception Date		May 01, 2002

[1]	Reflects no deduction for fees, expenses or taxes.
[2]	Reflects no deduction for fees, expenses or taxes.
[3]	Reflects no deduction for fees, expenses or taxes.